Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
Entity Central Index Key	0001038490
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005556
Shareholder Report [Line Items]
Fund Name	Tax-Efficient Equity Fund
Class Name	Investor Class
Trading Symbol	PREFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The fund and the broader growth stock universe produced solid gains, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a generally constructive regulatory environment helping overcome tariff concerns. During the period, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  Stock selection, paired with an underweight to the information technology sector, contributed to performance relative to the Russell 3000 Growth Index. For example, shares of semiconductor manufacturer Micron Technology surged, driven by AI-fueled demand. A modest overweight to energy companies also added value.

  Stock picking in the consumer discretionary sector, particularly our underweight allocation to Tesla, detracted from relative performance. Stock selection, combined with an overweight allocation to financials, the only sector to post negative returns, also hurt relative performance.

  The fund seeks to maximize after-tax growth of capital by purchasing and holding for the long term stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. During the year, we focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index. Avoiding capital gains and dividend distributions helped our fund’s after-tax returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Efficient Equity Fund (Investor Class)	12.84%	11.20%	16.44%
Russell 3000 Index (Regulatory Benchmark)	17.02	12.80	15.08
Russell 3000 Growth Index (Strategy Benchmark)	14.79	13.56	17.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,366,191,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 8,461,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,366,191 Number of Portfolio Holdings354
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	45.0%
Consumer Discretionary	13.4
Communication Services	12.8
Industrials & Business Services	8.5
Health Care	8.4
Financials	6.6
Consumer Staples	2.6
Materials	1.0
Energy	0.7
Other	1.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	11.8%
Apple	8.8
Microsoft	7.3
Alphabet	6.6
Amazon.com	4.6
Broadcom	4.5
Meta Platforms	3.8
Tesla	3.3
Eli Lilly	2.8
Visa	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193192
Shareholder Report [Line Items]
Fund Name	Tax-Efficient Equity Fund
Class Name	I Class
Trading Symbol	TEEFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The fund and the broader growth stock universe produced solid gains, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a generally constructive regulatory environment helping overcome tariff concerns. During the period, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  Stock selection, paired with an underweight to the information technology sector, contributed to performance relative to the Russell 3000 Growth Index. For example, shares of semiconductor manufacturer Micron Technology surged, driven by AI-fueled demand. A modest overweight to energy companies also added value.

  Stock picking in the consumer discretionary sector, particularly our underweight allocation to Tesla, detracted from relative performance. Stock selection, combined with an overweight allocation to financials, the only sector to post negative returns, also hurt relative performance.

  The fund seeks to maximize after-tax growth of capital by purchasing and holding for the long term stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. During the year, we focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index. Avoiding capital gains and dividend distributions helped our fund’s after-tax returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Tax-Efficient Equity Fund (I Class)	12.99%	11.34%	15.85%
Russell 3000 Index (Regulatory Benchmark)	17.02	12.80	14.17
Russell 3000 Growth Index (Strategy Benchmark)	14.79	13.56	17.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,366,191,000
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 8,461,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,366,191 Number of Portfolio Holdings354
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	45.0%
Consumer Discretionary	13.4
Communication Services	12.8
Industrials & Business Services	8.5
Health Care	8.4
Financials	6.6
Consumer Staples	2.6
Materials	1.0
Energy	0.7
Other	1.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	11.8%
Apple	8.8
Microsoft	7.3
Alphabet	6.6
Amazon.com	4.6
Broadcom	4.5
Meta Platforms	3.8
Tesla	3.3
Eli Lilly	2.8
Visa	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless